Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2018, 2017 and 2016:

	For the year ended December 31,
Financial income	2018	2017	2016
Interest income from loans and credits	36,296	325	286
Interest rates benefits derivatives: cash flow hedges	148	682	3,012
Total	36,444	1,007	3,298

Financial expenses
	For the year ended December 31,
Financial expenses	2018	2017	2016
Expenses due to interest:
- Loans from credit entities	(256,736)	(253,660)	(242,919)
- Other debts	(100,057)	(137,562)	(90,995)
Interest rates losses derivatives: cash flow hedges	(68,226)	(72,495)	(74,093)
Total	(425,019)	(463,717)	(408,007)

Other net financial income and expenses
The following table sets out Other net financial income and expenses for the years 2018, 2017 and 2016:

	For the year ended December 31,
Other financial income / (expenses)	2018	2017	2016
Dividend from ACBH (Brazil)	-	10,383	27,948
Impairment preferred equity investment in ACBH	-	-	(22,076)
Other financial income	14,431	28,809	13,027
Other financial losses	(22,666)	(20,758)	(10,394)
Total	(8,235)	18,434	8,505